INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Revenues
Rental	$ 14,928,411		$ 20,863,472
Interest and other	378,493		458,789
Operating Partnerships Revenues	15,306,904		21,322,261
Expenses
Interest	2,001,607		3,093,964
Depreciation and amortization	3,739,098		5,395,172
Taxes and insurance	1,841,555		2,716,801
Repairs and maintenance	3,632,790		4,538,378
Operating expenses	6,096,797		8,210,997
Other expenses	107,854		137,692
Operating Partnerships Total Expenses	17,419,701		24,093,004
NET LOSS	(2,112,797)		(2,770,743)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(2,114,273)	[1]	(2,735,602)	[2]
Net Income (Loss) allocated to other partners	1,476		(35,141)
Series Fifteen [Member]
Revenues
Rental	3,236,824		4,278,259
Interest and other	70,081		116,389
Operating Partnerships Revenues	3,306,905		4,394,648
Expenses
Interest	424,781		598,638
Depreciation and amortization	784,299		1,190,569
Taxes and insurance	392,391		554,343
Repairs and maintenance	807,087		997,909
Operating expenses	1,343,541		1,676,626
Other expenses	18,152		26,584
Operating Partnerships Total Expenses	3,770,251		5,044,669
NET LOSS	(463,346)		(650,021)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(455,102)	[1]	(593,055)	[2]
Net Income (Loss) allocated to other partners	(8,244)		(56,966)
Series Sixteen [Member]
Revenues
Rental	4,453,722		5,462,897
Interest and other	66,205		87,319
Operating Partnerships Revenues	4,519,927		5,550,216
Expenses
Interest	587,071		654,367
Depreciation and amortization	1,161,729		1,493,411
Taxes and insurance	531,323		704,902
Repairs and maintenance	1,151,844		1,345,782
Operating expenses	1,832,667		2,146,319
Other expenses	20,780		24,886
Operating Partnerships Total Expenses	5,285,414		6,369,667
NET LOSS	(765,487)		(819,451)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(711,685)	[1]	(836,199)	[2]
Net Income (Loss) allocated to other partners	(53,802)		16,748
Series Seventeen [Member]
Revenues
Rental	4,320,929		5,547,549
Interest and other	144,520		131,681
Operating Partnerships Revenues	4,465,449		5,679,230
Expenses
Interest	579,549		821,457
Depreciation and amortization	1,075,845		1,329,878
Taxes and insurance	518,585		667,253
Repairs and maintenance	951,107		1,157,847
Operating expenses	1,691,718		2,067,937
Other expenses	23,204		27,704
Operating Partnerships Total Expenses	4,840,008		6,072,076
NET LOSS	(374,559)		(392,846)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(435,970)	[3]	(505,941)	[2]
Net Income (Loss) allocated to other partners	61,411		113,095
Series Eighteen [Member]
Revenues
Rental	2,164,875		3,698,061
Interest and other	54,383		104,511
Operating Partnerships Revenues	2,219,258		3,802,572
Expenses
Interest	322,689		599,900
Depreciation and amortization	553,955		935,544
Taxes and insurance	292,006		574,910
Repairs and maintenance	524,124		780,541
Operating expenses	881,301		1,451,099
Other expenses	42,606		53,906
Operating Partnerships Total Expenses	2,616,681		4,395,900
NET LOSS	(397,423)		(593,328)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(400,659)	[3]	(574,802)	[2]
Net Income (Loss) allocated to other partners	3,236		(18,526)
Series Nineteen [Member]
Revenues
Rental	752,061		1,876,706
Interest and other	43,304		18,889
Operating Partnerships Revenues	795,365		1,895,595
Expenses
Interest	87,517		419,602
Depreciation and amortization	163,270		445,770
Taxes and insurance	107,250		215,393
Repairs and maintenance	198,628		256,299
Operating expenses	347,570		869,016
Other expenses	3,112		4,612
Operating Partnerships Total Expenses	907,347		2,210,692
NET LOSS	(111,982)		(315,097)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(110,857)	[3]	(225,605)	[2]
Net Income (Loss) allocated to other partners	$ (1,125)		$ (89,492)

[1]	Amounts include $455,102, $711,685, $435,970, $400,659, and $110,857 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.
[2]	Amounts include $593,055, $836,199, $505,941, $574,802, and $225,605 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.
[3]	Amounts include $455,102, $711,685, $435,970, $400,659, and $110,857 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.